PREPAID LAND USE RIGHT (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PREPAID LAND USE RIGHT.
Amounts recognized in profit and loss related to the prepaid land use rights	$ 783,214	$ 632,698	$ 558,888
Land use right certificates not obtained for certain portion of land use rights			6,396,732
Land use rights pledged as collateral to secure bank borrowings	$ 17,185,095	$ 7,748,019	$ 27,422,386